RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
RESTRICTED NET ASSETS
Minimum percentage of after-tax profits appropriated to the general reserve fund		10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund		50.00%	50.00%
Statutory reserves allocated	¥ 0	$ 60	¥ 421	¥ 0
Appropriation to other reserve funds	¥ 0		¥ 0	¥ 0
Restricted net assets of PRC subsidiaries and the VIE		$ 589,991			¥ 4,107,401